Long-term Employee Benefits - Schedule of Defined Benefit Plans (Detail) - Successor [Member] - USD ($) $ in Millions	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension and other long-term employee benefits	$ (272.1)			$ (272.1)		$ (306.4)	$ (313.2)
Pension Plan [Member]
Change in benefit obligation:
Projected benefit obligation at beginning of year				613.1	$ 603.0	603.0	0.0
Fair value of assumed obligation at Acquisition date						0.0	579.5
Service cost	3.3	$ 3.8	$ 0.0	6.4	8.4	15.4	17.0
Interest cost	4.6	6.0	0.0	9.2	12.0	22.9	21.2
Participant contributions						1.0	1.0
Actuarial losses (gains)-net						85.8	(5.8)
Plan curtailments and settlements						(16.3)	(1.4)
Benefits paid						(30.1)	(20.7)
Amendments						(4.3)	(0.4)
Currency translation adjustment						(64.3)	12.6
Projected benefit obligation at end of year			0.0			613.1	603.0
Change in plan assets:
Fair value of plan assets at:				294.5	281.3	281.3	0.0
Actual return on plan assets						26.5	16.0
Employer contributions						40.9	28.6
Participant contributions						1.0	1.0
Benefits paid						(30.1)	(20.7)
Settlements						(2.7)	(0.6)
Currency translation adjustment						(22.4)	6.3
Fair value of plan assets at:			0.0			294.5	281.3
Funded status, net						(318.6)	(321.7)
Amounts recognized in the consolidated balance sheets consist of:
Net amount recognized						(318.6)	(321.7)
Other Postretirement Benefit Plan [Member]
Change in benefit obligation:
Projected benefit obligation at beginning of year				0.1	4.6	4.6	0.0
Fair value of assumed obligation at Acquisition date						0.0	5.2
Service cost	0.0	0.1	0.0	0.0	0.1	0.1	0.2
Interest cost	$ 0.0	$ 0.0	0.0	0.0	0.1	0.1	0.2
Participant contributions						0.0	0.0
Actuarial losses (gains)-net						1.1	(0.7)
Plan curtailments and settlements						0.0	0.0
Benefits paid						0.0	0.0
Amendments						(5.7)	0.0
Currency translation adjustment						(0.1)	(0.3)
Projected benefit obligation at end of year			0.0			0.1	4.6
Change in plan assets:
Fair value of plan assets at:				$ 0.0	$ 0.0	0.0	0.0
Actual return on plan assets						0.0	0.0
Employer contributions						0.0	0.0
Participant contributions						0.0	0.0
Benefits paid						0.0	0.0
Settlements						0.0	0.0
Currency translation adjustment						0.0	0.0
Fair value of plan assets at:			$ 0.0			0.0	0.0
Funded status, net						(0.1)	(4.6)
Amounts recognized in the consolidated balance sheets consist of:
Net amount recognized						(0.1)	(4.6)
Other Assets [Member] | Pension Plan [Member]
Amounts recognized in the consolidated balance sheets consist of:
Other assets						0.1	0.2
Other Assets [Member] | Other Postretirement Benefit Plan [Member]
Amounts recognized in the consolidated balance sheets consist of:
Other assets						0.0	0.0
Other Current Liabilities [Member] | Pension Plan [Member]
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities						(12.4)	(13.3)
Other Current Liabilities [Member] | Other Postretirement Benefit Plan [Member]
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities						0.0	0.0
Accounts Payable and Accrued Liabilities [Member] | Pension Plan [Member]
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension and other long-term employee benefits						(306.3)	(308.6)
Accounts Payable and Accrued Liabilities [Member] | Other Postretirement Benefit Plan [Member]
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension and other long-term employee benefits						$ (0.1)	$ (4.6)